Consolidated Statements of Cash Flows (Parenthetical) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents reported in Cash and cash equivalents	¥ 5,867,361	¥ 4,827,144
Restricted cash and restricted cash equivalents reported in Deposits with stock exchanges and other segregated cash	1,214	691
Total cash, cash equivalent, restricted cash and restricted cash equivalents	5,868,575	4,827,835
Right-of-use asset	¥ 17,356	¥ 10,748